EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
EQUIPMENT

NOTE 3 EQUIPMENT

At September 30, 2021 and December 31, 2020, property and equipment, net, is as follows:

	September 30, 2021	December 31, 2020
Automobile	$41,805	$41,805
Laboratory Equipment	101,656	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	82,742	85,389
Less: Accumulated Depreciation	(132,920)	(141,743)
Total Property and Equipment, net	$100,543	$89,247

Depreciation expense for the nine months ended September 30, 2021 and 2020, was $19,304 and $21,277, respectively.

Depreciation expense for the three months ended September 30, 2021 and 2020, was $5,858 and $8,159, respectively.

During the three and nine months ended September 30, 2021 and 2020, the Company recorded a loss on disposal of fixed assets of $49,321 and $0, respectively.

NOTE 3 EQUIPMENT

At December 31, 2020 and December 31, 2019, property and equipment, net, is as follows:

	December 31, 2020	December 31, 2019
Automobile	$41,805	$41,805
Laboratory Equipment	96,536	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	85,389	85,389
Less: Accumulated Depreciation	(141,743)	(113,669)
Total Property and Equipment, net	$89,247	$117,321

Depreciation expense for the years ended December 31, 2020 and 2019, was $28,074 and $30,781, respectively.